Note 12 - Income Tax and Social Contribution (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of income tax [text block]
	2019	2018 (restated)	2017 (restated)
Income tax expense - current	(1,118.1)	(1,833.5)	(5,332.3)

Deferred tax expense on temporary differences	277.1	(230.4)	923.5
Deferred tax over taxes losses carryforwards movements in the current period	86.3	290.0	(638.9)
Total deferred tax (expense)/income	363.4	59.6	284.6

Total income tax expenses	(754.7)	(1,773.9)	(5,047.7)

Disclosure of reconciliation from the weighted nominal to the effective tax rate [text block]
	2019	2018 (restated)	2017 (restated)
Profit before tax	12,943.1	13,121.6	12,835.2
Adjustment on taxable basis
Others non-taxable income	(1,131.0)	(400.8)	(310.9)
Government grants related to sales taxes	(1,896.0)	(1,807.3)	(1,889.1)
Share of result of joint ventures	22.3	(1.0)	3.1
Non-deductible expenses	285.1	305.5	91.1
Complement of income tax of foreign subsidiaries due in Brazil	210.9	503.0	560.4
Results of intercompany transactions	(557.8)	(693.4)	(547.5)
	9,876.6	11,027.6	10,742.3
Aggregated weighted nominal tax rate	28.87%	29.96%	29.18%
Taxes payable – nominal rate	(2,851.7)	(3,303.8)	(3,135.1)
Adjustment on tax expense
Income tax Incentives	245.9	219.7	304.6
Deductible interest on shareholders' equity	2,623.8	1,710.4	1,649.0
Tax savings from goodwill amortization	80.5	72.3	175.2
Withholding income tax	(420.3)	(220.0)	(356.9)
Recognition / write-off of deferred charges on tax losses	(377.4)	(41.6)	(178.9)
PERT 2017	–	–	(2,784.6)
Effect of application of IAS 29 (hyperinflation)	1.4	(107.3)	–
Others with reduced taxation	(56.9)	(103.6)	(721.0)
Income tax and social contribution expense	(754.7)	(1,773.9)	(5,047.7)
Effective tax rate	5.83%	13.52%	39.33%